STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 86.7%
Argentina - .5%
Argentine Republic, Sr. Unscd. Bonds		6.88	4/22/2021	610,000	549,457
Australia - 3.6%
Australia, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	150,000	137,674
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	3,005,000	2,571,464
Commonwealth Bank of Australia, Covered Bonds		2.13	7/22/2020	250,000	249,668
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.25	12/20/2032	1,230,000	1,081,201
					4,040,007
Austria - .6%
JBS Investments, Gtd. Notes		7.25	4/3/2024	400,000	416,000
Republic of Austria, Sr. Unscd. Notes	EUR	3.15	6/20/2044	160,000	[b] 293,780
					709,780
Azerbaijan - .9%
Republic of Azerbaijan, Sr. Unscd. Bonds		5.13	9/1/2029	480,000	509,513
Republic of Azerbaijan, Sr. Unscd. Notes		4.75	3/18/2024	470,000	501,826
					1,011,339
Bahrain - .4%
Bahrain, Sr. Unscd. Bonds		5.50	3/31/2020	480,000	486,410
Bermuda - .3%
Hiscox, Sr. Unscd. Bonds	GBP	2.00	12/14/2022	265,000	327,263
Bolivia - .4%
Bolivian, Sr. Unscd. Notes		4.50	3/20/2028	500,000	487,500
Brazil - .2%
Light Servicos de Eletricidade, Gtd. Notes		7.25	5/3/2023	249,000	267,675
Canada - 1.8%
Bank of Montreal, Covered Bonds		2.10	6/15/2022	530,000	530,449
Entertainment One, Sr. Scd. Notes	GBP	4.63	7/15/2026	108,000	135,115
Province of British Columbia Canada, Sr. Unscd. Bonds		2.25	6/2/2026	676,000	680,756
Province of British Columbia Canada, Sr. Unscd. Notes	EUR	0.88	10/8/2025	328,000	389,201
Royal Bank of Canada, Covered Bonds		1.88	2/5/2020	280,000	279,359
					2,014,880

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 86.7% (continued)
Cayman Islands - .6%
Gems Menasa Cayman/Gems Education Delaware, Sr. Scd. Notes		7.13	7/31/2026	203,000	207,973
Sable International Finance, Sr. Scd. Notes		5.75	9/7/2027	476,000	[b] 489,090
					697,063
Colombia - .9%
Colombia, Bonds	COP	7.50	8/26/2026	2,955,000,000	1,001,940
Costa Rica - .5%
Costa Rica, Sr. Unscd. Notes		4.25	1/26/2023	520,000	517,405
Denmark - .6%
Jyske Realkredit, Covered Bonds, Ser. 321E	DKK	1.00	4/1/2021	3,600,000	548,537
Orsted, Sr. Unscd. Notes	GBP	4.88	1/12/2032	116,000	188,263
					736,800
Dominican Republic - 1.0%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	420,000	497,179
Dominican Republic, Sr. Unscd. Bonds		7.50	5/6/2021	603,333	636,372
					1,133,551
Ecuador - .5%
Ecuador, Sr. Unscd. Bonds		10.50	3/24/2020	200,000	207,502
Ecuador, Sr. Unscd. Notes		8.88	10/23/2027	400,000	414,000
					621,502
El Salvador - .4%
El Salvador, Sr. Unscd. Notes		7.38	12/1/2019	440,000	445,504
Ethiopia - .6%
Ethiopia, Sr. Unscd. Notes		6.63	12/11/2024	600,000	624,595
France - .9%
Altice France, Sr. Scd. Notes		7.38	5/1/2026	290,000	[b] 307,458
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	100,000	133,008
Loxam, Sr. Scd. Notes	EUR	2.88	4/15/2026	303,000	333,333
Societe Generale, Jr. Sub. Notes	EUR	6.75	4/7/2021	243,000	288,616
					1,062,415
Germany - 1.3%
DEMIRE Deutsche Mittelstand Real Estate, Sr. Unscd. Bonds	EUR	2.88	7/15/2022	445,000	500,393
FMS Wertmanagement, Govt. Gtd. Notes	EUR	0.38	4/29/2030	200,000	232,065
Hella & Co., Sr. Unscd. Notes	EUR	1.00	5/17/2024	388,000	445,030
Unitymedia Hessen & Co., Sr. Scd. Bonds	EUR	6.25	1/15/2029	198,000	244,488
					1,421,976
Ghana - .3%
Ghana, Sr. Unscd. Notes		7.88	8/7/2023	330,000	362,104

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.7% (continued)
Guernsey - .1%
Summit Properties, Sr. Unscd. Bonds	EUR	2.00	1/31/2025	122,000		132,354
Hungary - 2.0%
Hungary, Bonds, Ser. 24/C	HUF	2.50	10/24/2024	626,180,000		2,263,127
India - 1.4%
ECL Finance, Sr. Scd. Notes	INR	9.05	12/28/2019	14,500,000		214,754
GMR Hyderabad International Airport, Sr. Scd. Notes		4.25	10/27/2027	401,000		371,950
Housing Development Finance Corp., Sr. Unscd. Notes	INR	7.88	8/21/2019	20,000,000		290,902
Housing Development Finance Corp., Sr. Unscd. Notes	INR	8.22	3/28/2022	30,000,000		446,398
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	20,000,000		288,123
					1,612,127
Indonesia - .7%
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	680,000		767,585
Ireland - 1.0%
Allied Irish Banks, Sub. Notes	EUR	4.13	11/26/2025	281,000		326,037
Bank of Ireland Group, Sub. Notes	GBP	3.13	9/19/2027	100,000		120,278
Silverback Finance, Sr. Scd. Bonds	EUR	3.13	2/25/2037	317,064		377,107
Virgin Media Receivables Financing Notes, Sr. Scd. Bonds	GBP	5.50	9/15/2024	208,000		261,094
					1,084,516
Italy - 1.3%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	325,000	[b]	324,059
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	0.35	6/15/2020	410,000		456,280
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	3.85	9/1/2049	150,000	[b]	207,801
Pro-Gest, Sr. Unscd. Bonds	EUR	3.25	12/15/2024	221,000		229,785
Telecom Italia, Sr. Unscd. Notes		5.30	5/30/2024	200,000	[b]	212,000
					1,429,925
Japan - 1.9%
Japanese, Sr. Unscd. Bonds, Ser. 23	JPY	0.10	3/10/2028	220,094,700	[c]	2,109,098
Jersey - .3%
AA Bond Co., Sr. Scd. Notes	GBP	4.25	7/31/2020	100,000		123,580
CPUK Finance, Scd. Bonds	GBP	4.25	8/28/2022	200,000		246,797
					370,377
Luxembourg - 1.9%
4Finance, Gtd. Notes		10.75	5/1/2022	200,000		179,636
Altice Finco, Scd. Notes		8.13	1/15/2024	485,000	[b]	503,794
Amigo Luxembourg, Sr. Scd. Notes	GBP	7.63	1/15/2024	200,000		250,517
AnaCap Financial Europe, Sr. Scd. Notes, 3 Month EURIBOR +5.00% @ Floor	EUR	5.00	8/1/2024	400,000	[d]	391,915

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.7% (continued)
Luxembourg - 1.9% (continued)
Cirsa Finance International, Sr. Scd. Bonds	EUR	4.75	5/22/2025	332,000		389,879
SELP Finance, Gtd. Bonds	EUR	1.25	10/25/2023	350,000		405,091
					2,120,832
Mexico - 2.2%
Fomento Economico Mexicano, Sr. Unscd. Bonds	EUR	1.75	3/20/2023	250,000		293,212
Mexican Bonos, Bonds, Ser. M	MXN	8.00	11/7/2047	13,060,000		687,816
Mexican Bonos, Bonds, Ser. M20	MXN	7.50	6/3/2027	22,270,000		1,165,100
Sigma Alimentos, Gtd. Bonds	EUR	2.63	2/7/2024	276,000		327,883
					2,474,011
Mongolia - .6%
Mongolia, Sr. Unscd. Notes		5.63	5/1/2023	650,000		663,968
Morocco - .4%
Morocco, Sr. Unscd. Notes		4.25	12/11/2022	450,000		470,380
Netherlands - 2.9%
Enel Finance International, Gtd. Notes		2.75	4/6/2023	325,000		325,904
Fiat Chrysler Automobiles, Sr. Unscd. Notes		4.50	4/15/2020	250,000		252,187
Promontoria Holding 264, Sr. Scd. Notes	EUR	6.75	8/15/2023	100,000		102,621
Shell International Finance, Gtd. Notes, 3 Month LIBOR +0.45%		2.99	5/11/2020	287,000	[d]	287,989
Sigma Finance Netherlands, Gtd. Notes		4.88	3/27/2028	400,000		420,000
Telefonica Europe, Gtd. Notes	EUR	4.38	12/14/2024	400,000		481,656
Teva Pharmaceutical Finance Netherlands II, Gtd. Notes	EUR	1.13	10/15/2024	410,000		369,603
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		2.20	7/21/2021	268,000		252,510
United Group, Sr. Scd. Notes	EUR	4.88	7/1/2024	137,000		158,187
United Group, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	5/15/2025	190,000	[d]	212,797
Volkswagen International Finance, Gtd. Bonds, Ser. 4Y	EUR	0.50	3/30/2021	100,000		111,677
Vonovia Finance, Gtd. Notes, Ser. DIP	EUR	1.50	3/31/2025	242,000		289,745
					3,264,876
New Zealand - 2.7%
New Zealand, Sr. Unscd. Bonds, Ser. 930	NZD	3.00	9/20/2030	990,000	[c]	886,227
New Zealand Local Government Funding Agency Bond, Sr. Unscd. Bonds	NZD	4.50	4/15/2027	2,790,000		2,163,730
					3,049,957

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 86.7% (continued)
Norway - 4.0%
DNB Boligkreditt, Covered Bonds		2.50	3/28/2022	255,000	257,755
Norway, Bonds, Ser. 479	NOK	1.75	2/17/2027	32,006,000	[b] 3,729,757
SpareBank 1 Boligkreditt, Covered Bonds		1.75	11/15/2019	490,000	[b] 489,202
					4,476,714
Paraguay - .9%
Paraguay, Sr. Unscd. Bonds		5.00	4/15/2026	880,000	965,809
Peru - .9%
Peruvian, Sr. Unscd. Notes	PEN	6.35	8/12/2028	1,546,000	536,879
Peruvian, Unscd. Notes	PEN	5.70	8/12/2024	1,530,000	511,484
					1,048,363
Saudi Arabia - .7%
Saudi, Sr. Unscd. Notes		4.38	4/16/2029	760,000	839,979
Singapore - .2%
Mulhacen, Sr. Scd. Bonds	EUR	6.50	8/1/2023	267,000	277,031
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	5/24/2022	400,000	459,536
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	600,000	681,868
Spain, Bonds	EUR	5.15	10/31/2028	275,000	[b] 443,534
					1,584,938
Supranational - 2.6%
European Bank for Reconstruction & Development, Sr. Unscd. Notes		2.75	3/7/2023	400,000	412,168
European Bank for Reconstruction & Development, Sr. Unscd. Notes	IDR	8.30	10/2/2020	5,800,000,000	421,252
Inter-American Development Bank, Sr. Unscd. Notes		3.88	10/28/2041	720,000	865,953
International Bank for Reconstruction & Development, Sr. Unscd. Notes	GBP	4.88	12/7/2028	500,000	824,097
Panther BF Aggregator 2, Sr. Scd. Bonds	EUR	4.38	5/15/2026	355,000	404,547
					2,928,017
Sweden - 1.2%
Stadshypotek, Covered Bonds		2.50	4/5/2022	307,000	310,164
Swedbank Hypotek, Covered Notes, Ser. 191	SEK	1.00	6/15/2022	10,100,000	1,078,835
					1,388,999
Switzerland - .9%
UBS, Sr. Unscd. Notes	GBP	1.25	12/10/2020	200,000	244,280
UBS, Sub. Notes	EUR	4.75	2/12/2026	235,000	277,417
UBS Group Funding Switzerland, Gtd. Bonds		7.13	2/19/2020	480,000	487,176
					1,008,873

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.7% (continued)
Turkey - .4%
Turk Telekomunikasyon, Sr. Unscd. Notes		6.88	2/28/2025	460,000		472,239
United Kingdom - 10.4%
Anglian Water Services Financing, Sr. Scd. Notes	GBP	1.63	8/10/2025	215,000		265,281
Bunzl Finance, Gtd. Bonds	GBP	2.25	6/11/2025	242,000		302,692
BUPA Finance, Gtd. Bonds	GBP	6.13	9/16/2020	130,000		165,429
Cadent Finance, Gtd. Notes	GBP	1.13	9/22/2021	264,000		322,567
Close Brothers Finance, Gtd. Notes	GBP	2.75	10/19/2026	141,000		182,297
Close Brothers Finance, Gtd. Notes	GBP	3.88	6/27/2021	200,000		256,034
Coca-Cola European Partners, Gtd. Notes	EUR	1.13	5/26/2024	160,000		187,774
Coventry Building Society, Covered Bonds, 3 Month LIBOR +0.30%	GBP	1.09	3/17/2020	100,000	[d]	121,769
Coventry Building Society, Sr. Unscd. Notes	EUR	2.50	11/18/2020	400,000		457,713
CYBG, Sr. Unscd. Notes	GBP	3.13	6/22/2025	390,000		467,407
eG Global Finance, Sr. Scd. Notes	EUR	4.38	2/7/2025	341,000		377,789
EI Group, First Mortgage Bonds	GBP	6.38	2/15/2022	100,000		124,519
HSBC Bank, Sub. Notes	GBP	5.38	11/4/2030	195,000		278,805
Iceland Bondco, Sr. Scd. Notes	GBP	4.63	3/15/2025	200,000		213,426
Informa, Gtd. Notes	EUR	1.50	7/5/2023	254,000		294,031
Investec, Jr. Sub. Notes	GBP	6.75	12/5/2024	400,000		484,224
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	210,000		253,597
Jaguar Land Rover Automotive, Gtd. Bonds	EUR	2.20	1/15/2024	210,000		197,727
Jaguar Land Rover Automotive, Gtd. Notes		3.50	3/15/2020	500,000	[b]	498,750
Jerrold Finco, Sr. Scd. Bonds	GBP	6.13	1/15/2024	208,000		255,478
Lloyds Banking Group, Jr. Sub. Bonds	EUR	6.38	6/27/2020	550,000		627,299
London & Quadrant Housing Trust, Sr. Scd. Bonds	GBP	2.63	5/5/2026	142,000		182,332
Mclaren Finance, Sr. Scd. Bonds	GBP	5.00	8/1/2022	333,000		381,082
Mitchells & Butlers Finance, Scd. Bonds, Ser. B2	GBP	6.01	12/15/2028	160,635		224,253
Motability Operations Group, Gtd. Notes	EUR	1.63	6/9/2023	200,000		237,075
Neptune Energy Bondco, Sr. Unscd. Notes		6.63	5/15/2025	400,000		405,000
NIE Finance, Gtd. Bonds	GBP	2.50	10/27/2025	117,000		150,126
Prudential, Sr. Unscd. Bonds	GBP	5.88	5/11/2029	205,000		341,613
Royal Bank of Scotland Group, Jr. Sub. Bonds		7.50	8/10/2020	600,000		611,250
Saga, Gtd. Bonds	GBP	3.38	5/12/2024	228,000		241,452

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.7% (continued)
United Kingdom - 10.4% (continued)
Skipton Building Society, Covered Notes, 3 Month LIBOR +0.31%	GBP	1.08	5/2/2023	133,000	[d]	161,292
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	72,556		115,941
TP ICAP, Gtd. Notes	GBP	5.25	1/26/2024	330,000		428,546
UNITE USAF II, Mortgage Backed Notes	GBP	3.37	6/30/2023	300,000		392,348
Vedanta Resources Finance II, Gtd. Bonds		9.25	4/23/2026	490,000		506,794
Virgin Media Secured Finance, Sr. Scd. Notes	GBP	5.25	5/15/2029	140,000		178,533
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	194,000		244,947
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	200,000		219,278
Wagamama Finance, Sr. Scd. Notes	GBP	4.13	7/1/2022	100,000		123,775
Yorkshire Building Society, Covered Bonds, 3 Month SONIO +0.60%	GBP	1.31	11/19/2023	260,000	[d]	318,140
					11,798,385
United States - 26.2%
Anheuser-Busch Worldwide, Gtd. Notes		4.00	4/13/2028	200,000		217,264
Antero Resources, Gtd. Notes		5.63	6/1/2023	547,000		521,017
AT&T, Sr. Unscd. Notes, 3 Month LIBOR +1.18%		3.62	6/12/2024	410,000	[d]	417,862
Best Buy, Sr. Unscd. Bonds		5.50	3/15/2021	210,000		218,462
Best Buy, Sr. Unscd. Notes		4.45	10/1/2028	248,000		264,301
CCO Holdings, Sr. Unscd. Notes		5.75	1/15/2024	469,000		480,139
CenturyLink, Sr. Unscd. Notes, Ser. V		5.63	4/1/2020	510,000		518,602
Chesapeake Energy, Gtd. Notes		6.63	8/15/2020	250,000		251,250
Chesapeake Energy, Gtd. Notes		7.00	10/1/2024	505,000		412,206
Citigroup, Sub. Notes		5.50	9/13/2025	450,000		507,477
Comcast, Gtd. Notes, 3 Month LIBOR +0.33%		2.65	10/1/2020	116,000	[d]	116,245
CommScope, Sr. Scd. Notes		5.50	3/1/2024	121,000	[b]	123,117
Dell International, Gtd. Notes		7.13	6/15/2024	470,000	[b]	497,032
Dollar General, Sr. Unscd. Notes		4.15	11/1/2025	346,000		373,053
eBay, Sr. Unscd. Notes, 3 Month LIBOR +0.48%		3.06	8/1/2019	329,000	[d]	329,000
EMC, Sr. Unscd. Notes		2.65	6/1/2020	103,000		102,478
Fiserv, Sr. Unscd. Notes		3.50	7/1/2029	240,000		246,653
Frontier Communications, Sr. Scd. Notes		8.00	4/1/2027	190,000	[b]	198,730
General Electric, Sr. Unscd. Notes	GBP	6.44	11/15/2022	17,966		23,034
JPMorgan Chase & Co., Sr. Unscd. Notes, 3 Month LIBOR +1.21%		3.46	10/29/2020	323,000	[d]	326,460
Laureate Education, Gtd. Notes		8.25	5/1/2025	265,000	[b]	289,512

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.7% (continued)
United States - 26.2% (continued)
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	148,000	[b]	155,585
Mauser Packaging Solutions Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	219,000		250,426
Microsoft, Sr. Unscd. Bonds		2.00	8/8/2023	250,000		249,511
New York Life Global Funding, Scd. Notes		1.70	9/14/2021	270,000		266,897
NextEra Energy Capital Holdings, Gtd. Notes		3.25	4/1/2026	101,000		104,134
NextEra Energy Capital Holdings, Gtd. Notes, 3 Month LIBOR +0.32%		2.84	9/3/2019	300,000	[d]	300,055
Packaging Corp. of America, Sr. Unscd. Notes		2.45	12/15/2020	71,000		70,988
Post Holdings, Gtd. Notes		5.50	3/1/2025	273,000	[b]	284,944
Range Resources, Gtd. Notes		5.00	3/15/2023	568,000		498,954
Refinitiv US Holdings, Sr. Unscd. Notes	EUR	6.88	11/15/2026	150,000		185,876
Reynolds Group Issuer, Sr. Scd. Notes		5.75	10/15/2020	92,065		92,515
Rockies Express Pipeline, Sr. Unscd. Notes		5.63	4/15/2020	410,000	[b]	419,961
Spectrum Brands, Gtd. Bonds	EUR	4.00	10/1/2026	200,000		235,974
Sprint, Gtd. Notes		7.88	9/15/2023	260,000		289,575
Sprint Capital, Gtd. Notes		8.75	3/15/2032	228,000		284,145
Sprint Communications, Gtd. Notes		7.00	3/1/2020	400,000	[b]	409,500
T-Mobile USA, Gtd. Notes		6.00	3/1/2023	693,000		706,714
U.S. Treasury Bonds		2.88	5/15/2043	1,750,000		1,871,645
U.S. Treasury Bonds		3.00	11/15/2045	4,416,700		4,830,421
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		2.13	2/15/2041	818,594	[c]	1,063,960
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		2.38	1/15/2025	2,241,690	[c]	2,496,324
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted		0.75	7/15/2028	3,738,392	[c]	3,902,117
U.S. Treasury Notes		1.50	8/15/2026	875,000		850,699
U.S. Treasury Notes		2.13	7/31/2024	885,000		896,823
U.S. Treasury Notes		2.25	11/15/2027	415,000		423,940
U.S. Treasury Notes		2.38	5/15/2029	1,100,000		1,134,891
US Bank, Sr. Unscd. Notes, 3 Month LIBOR +0.32%		2.59	4/26/2021	250,000	[d]	250,509
Verizon Communications, Sr. Unscd. Notes, 3 Month LIBOR +1.00%		3.41	3/16/2022	320,000	[d]	325,075

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 86.7% (continued)
United States - 26.2% (continued)
Whiting Petroleum, Gtd. Notes	6.63	1/15/2026	315,000	298,462
				29,584,514
Vietnam - 1.2%
Vietnam, Sr. Unscd. Bonds	6.75	1/29/2020	1,300,000	1,324,702
Total Bonds and Notes (cost $97,244,169)			98,030,862
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Options Purchased - .0%
Put Options - .0%
U.S Treasury 10 Year Notes, Contracts 80	126.00	8/23/2019	2,700,000	6,250
U.S Treasury Bonds, Contracts 40	153.00	8/23/2019	4,000,000	10,000
Total Options Purchased (cost $57,735)			16,250
			Shares
Exchange-Traded Funds - 8.1%
United States - 8.1%
iShares iBoxx High Yield Corporate Bond ETF			47,694	4,146,039
iShares JP Morgan USD Emerging Markets Bond Fund ETF			43,508	4,945,989
Total Exchange-Traded Funds (cost $8,721,908)			9,092,028
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,001,338)	2.28		4,001,338	[e] 4,001,338
Total Investments (cost $110,025,150)			98.3%	111,140,478
Cash and Receivables (Net)			1.7%	1,903,476
Net Assets			100.0%	113,043,954

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIO—Sterling Overnight Index Average

AUD—Australian Dollar

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

STATEMENT OF INVESTMENTS (Unaudited) (continued)

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

SEK—Swedish Krona

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $9,877,606 or 8.74% of net assets.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds	−	47,683,280	−	48,683,280
Exchange-Traded Funds	9,092,028	−	−	9,092,028
Foreign Government	−	32,876,762	−	32,876,762
Investment Companies	4,001,338	−	−	4,001,338
U.S. Treasury	−	17,470,820	−	17,470,820
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†	−	1,820,930	−	1,820,930
Options Purchased	16,250	−	−	16,250
Liabilities ($)
Other Financial Instruments:
Futures†	(96,064)	−	−	(96,064)
Forward Foreign Currency Exchange Contracts†	−	(220,810)	−	(220,810)

† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
Euro-Bobl	22	9/19	3,263,000[a]	3,287,790	(24,790)
U.S. Treasury 5 Year Notes	65	9/19	7,569,781	7,641,055	(71,274)
Gross Unrealized Depreciation				(96,064)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
CIBC World Markets Corp.
Canadian Dollar	1,832,952	United States Dollar	1,369,141	8/16/19	20,123
United States Dollar	661,428	Norwegian Krone	5,752,594	8/16/19	11,598
United States Dollar	1,684,776	Euro	1,496,390	8/16/19	26,112
United States Dollar	640,229	New Zealand Dollar	969,299	8/16/19	3,563
Citigroup
Czech Koruna	31,931,990	United States Dollar	1,389,299	8/16/19	(13,902)
Japanese Yen	31,592,535	United States Dollar	287,809	8/16/19	2,932
United States Dollar	1,082,843	Japanese Yen	116,884,731	8/16/19	7,171
British Pound	238,973	United States Dollar	305,183	8/16/19	(14,338)
United States Dollar	514,674	Hungarian Forint	147,256,696	8/16/19	14,372
United States Dollar	2,342,306	Norwegian Krone	20,005,896	8/16/19	82,382
United States Dollar	564,340	Danish Krone	3,729,408	8/16/19	10,720
J.P. Morgan Securities
United States Dollar	830,611	Norwegian Krone	7,216,317	8/16/19	15,435
United States Dollar	1,739,709	Hungarian Forint	500,234,915	8/16/19	40,171
United States Dollar	1,128,801	Canadian Dollar	1,482,000	8/16/19	5,537
United States Dollar	1,490,944	Australian Dollar	2,120,018	8/16/19	40,274
United States Dollar	621,209	Euro	551,020	8/16/19	10,434
RBS Securities
Indonesian Rupiah	6,198,367,000	United States Dollar	436,597	8/16/19	4,810
United States Dollar	160,760	Euro	141,795	8/16/19	3,588
United States Dollar	89,557	New Zealand Dollar	132,000	8/16/19	2,855

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
RBS Securities (continued)
United States Dollar	1,359	Euro	1,220	8/2/19	8
United States Dollar	776,141	Indian Rupee	54,617,000	8/16/19	(16,609)
United States Dollar	147,351	Australian Dollar	213,000	8/16/19	1,601
State Street Bank and Trust Company
New Zealand Dollar	2,856,000	United States Dollar	1,883,803	8/16/19	(7,893)
United States Dollar	3,972,631	New Zealand Dollar	6,003,522	8/16/19	29,330
British Pound	1,499,634	United States Dollar	1,890,211	8/16/19	(65,063)
United States Dollar	13,291,154	British Pound	10,132,832	8/16/19	958,869
United States Dollar	3,649	British Pound	3,000	8/1/19	1
United States Dollar	1,101,241	Swedish Krona	10,398,477	8/16/19	23,610
United States Dollar	427,061	Indonesian Rupiah	6,198,367,000	8/16/19	(14,346)
United States Dollar	2,251,100	Australian Dollar	3,207,018	8/16/19	56,626
United States Dollar	1,023,772	Swiss Franc	1,004,794	8/16/19	11,989
Japanese Yen	11,949,769	United States Dollar	109,302	8/16/19	670
Euro	1,626,521	United States Dollar	1,834,865	8/16/19	(31,957)
United States Dollar	21,337,936	Euro	18,890,950	8/16/19	398,377
United States Dollar	1,366,793	Canadian Dollar	1,832,952	8/16/19	(22,471)
Euro	205,942	United States Dollar	229,533	8/1/19	(1,537)
United States Dollar	275,606	Mexican Peso	5,330,000	8/16/19	(1,764)
UBS Securities
Swiss Franc	1,004,794	United States Dollar	995,867	8/16/19	15,916
British Pound	200,000	United States Dollar	255,050	8/16/19	(11,638)
United States Dollar	254,026	British Pound	202,139	8/16/19	8,010
United States Dollar	290,565	Czech Koruna	6,614,000	8/16/19	5,682
Euro	648,563	United States Dollar	738,188	8/16/19	(19,292)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
UBS Securities (continued)
United States Dollar	2,599	British Pound	2,124	8/2/19	16
United States Dollar	268,594	New Zealand Dollar	396,623	8/16/19	8,080
Japanese Yen	9,751,442	United States Dollar	89,673	8/16/19	68
Gross Unrealized Appreciation					1,820,930
Gross Unrealized Depreciation					(220,810)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

At July 31, 2019, accumulated net unrealized appreciation on investments was $1,115,328, consisting of $2,784,924 gross unrealized appreciation and $1,669,596 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.